CONTRACTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2020
Description of contracts receivable
	June 30, 2020 (Unaudited)	December 31, 2019
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$3,829,822	$2,450,312
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	447,935	-
Financing component associated with FMP contract receivable (1)	168,033	164,992
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	45,969	95,735
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	4,491,759	2,711,039
Less: current portion of contract receivable	2,726,953	1,639,213
Contracts receivable, non-current	$1,764,806	$1,071,826

Schedule of contract receivable from FMP 2017 contract
2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,630,658
Maintenance fees	86,929
Total	1,717,587
Less current portion	811,338	By December 31, 2020
Non-current portion	$906,249	By December 31, 2021

Schedule of contract receivable from FMP 2019 contract
2017 FMP Contract	Amount as of June 30, 2020	Contracted payment due date
Contract receivable	$2,199,164
Maintenance fees	361,006
Total	2,560,170
Less: current portion of contract receivable	1,830,541	By December 31, 2020
Non-current portion	$729,629	By December 31, 2021

Schedule of contract payment
	For the six months end June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Revenue from 2019 FMP “smart campus” contract	$710,072	-
2017 FMP contract post-installation maintenance fee revenue	94,771	$97,184
2019 FMP contract post-installation maintenance fee revenue	88,510	-
Total revenue from FMP “smart campus” contracts	$893,353	$97,184